Operating Segments - Schedule of Reporting on Operating Segments (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Schedule of Reporting on Operating Segments [Line Items]
Revenues	$ 44,754	$ 42,472	$ 88,772	$ 80,208	$ 160,953
Gross profit	18,929	18,951	39,678	35,702	69,967
Unallocated corporate expenses	(11,858)	(13,311)	(24,812)	(26,023)	(49,916)
Finance expenses, net	(1,318)	(1,151)	(2,500)	(2,751)	(6,717)
Income before taxes on income	5,753	4,489	12,366	6,928	13,334
Proprietary Products [Member]
Schedule of Reporting on Operating Segments [Line Items]
Revenues	38,436	39,146	78,453	72,904	141,447
Gross profit	17,594	18,428	37,873	34,566	67,739
Distribution [Member]
Schedule of Reporting on Operating Segments [Line Items]
Revenues	6,318	3,326	10,319	7,304	19,506
Gross profit	$ 1,335	$ 523	$ 1,805	$ 1,136	$ 2,228